Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Parties Balances and Transactions
Note 12 - Related Parties Balances and Transactions

A.	Balances with Related Parties:

The following Related Party payables are included in the consolidated Balance Sheets:

	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Employees and related expenses	458	531
Accrued expenses	74	75
	532	606

B.	Transactions with Related Parties:
The following transactions with related parties are included in the consolidated Statements of Operations:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Salaries and related expenses	1,615	1,718	2,795
Share-based compensation	389	427	1,304
Professional Services	286	284	258
Research and development	36	36	36
	2,326	2,465	4,393